Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income for the year	$ 1,734	$ 849
Defined benefit pension plans:
Remeasurements	177	(197)
Related income tax (expense) recovery	(48)	50
Defined benefit pension plans	129	(147)
Equity investments measured at fair value through other comprehensive income (FVTOCI):
Increase (decrease) in fair value	11	(374)
Related income tax (expense) recovery	(1)	52
Equity investments measured at FVTOCI	10	(322)
Items that will not be reclassified to net income	139	(469)
Cash flow hedging derivative instruments:
Unrealized gain (loss) in fair value of derivative instruments	1,081	(910)
Reclassification to net income of (gain) loss on debt derivatives	(1,983)	470
Reclassification to net income or property, plant and equipment of gain on expenditure derivatives	(63)	(89)
Reclassification to net income for accrued interest	(57)	(48)
Related income tax (expense) recovery	(145)	65
Cash flow hedging derivative instruments	(1,167)	(512)
Share of other comprehensive income of equity-accounted investments, net of tax	0	2
Items that may subsequently be reclassified to net income	(1,167)	(510)
Other comprehensive loss for the year	(1,028)	(979)
Comprehensive income (loss) for the year	$ 706	$ (130)